VANECK VIP GLOBAL GOLD FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 95.9%
Australia : 11.7%
Anglogold Ashanti PLC (USD) 86,600 $ 8,431,376
Emerald Resources NL * 467,181 1,793,274
Evolution Mining Ltd. 155,000 1,395,730
Predictive Discovery Ltd. * 8,877,272 4,697,926
Westgold Resources Ltd.
(CAD) 347,224 1,450,199
17,768,505
Brazil : 5.0%
Wheaton Precious Metals
Corp. (USD) 57,453 7,526,917
Underline
Burkina Faso : 1.1%
IAMGOLD Corp. (USD) * 86,900 1,635,458
Underline
Canada : 61.4%
Agnico Eagle Mines Ltd.
(USD) 61,190 12,420,346
Alamos Gold, Inc. (USD) 178,583 7,934,443
Artemis Gold, Inc. * 103,400 2,805,945
Barrick Mining Corp. (USD) 182,800 7,456,412
Belo Sun Mining Corp. ø 1,403,247 1,047,306
Benz Mining Corp. (AUD) * 269,204 414,352
Centerra Gold, Inc. (USD) 100,000 1,779,000
DPM Metals, Inc. † 102,000 3,591,374
Franco-Nevada Corp. (USD) 29,830 7,369,502
G Mining Ventures Corp. * † 205,790 7,222,103
Galway Metals, Inc. * 409,776 188,525
Hemlo Mining Corp. * † 261,000 1,217,662
Kinross Gold Corp. (USD) 214,376 6,542,756
Liberty Gold Corp. * 3,563,409 2,997,044
Lundin Gold, Inc. 20,600 1,574,284
OceanaGold Corp. 126,466 3,987,347
Omai Gold Mines Corp. * † 2,243,352 2,741,498
OR Royalties, Inc. (USD) 113,500 4,315,270
Osisko Development Corp. *
† 291,223 944,156
Osisko Development Corp.
(USD) * † 32,916 106,977
Pan American Silver Corp.
(USD) 96,034 5,246,337
Skeena Resources Ltd. * † 136,953 4,078,760
Snowline Gold Corp. * † 246,700 2,461,502
Tectonic Metals, Inc. ∞ ø 79,000 125,803
Tectonic Metals, Inc. * † 324,000 563,640
Troilus Mining Corp. * 2,303,900 2,517,381
West Point Gold Corp. ∞ ø 111,076 96,519
West Point Gold Corp. * † 644,500 634,724
West Red Lake Gold Mines
Ltd. * † 956,200 707,991
93,088,959
Ivory Coast : 3.3%
Montage Gold Corp. (CAD) *
† 441,800 5,027,456
Underline
Netherlands : 0.3%
Meridian Mining PLC (CAD) * 388,358 474,595
Underline
Number
of Shares Value
South Africa : 2.9%
Gold Fields Ltd. (ADR) 98,000 $ 4,449,200
Underline
United States : 10.2%
Newmont Corp. 104,431 11,304,656
Royal Gold, Inc. 16,310 4,150,732
15,455,388
Total Common Stocks
(Cost: $54,245,892) 145,426,478
WARRANTS: 0.4%
Canada : 0.4%
Liberty Gold Corp.,
CAD 0.45, exp. 05/17/26*∞
ø 518,048 249,810
Osisko Development Corp.,
USD 2.56, exp.
08/16/27*∞ ø 88,500 106,305
West Point Gold Corp.,
CAD 0.55, exp. 06/10/27*∞
ø 322,250 195,056
Total Warrants
(Cost: $74,207) 551,171
EXCHANGE TRADED FUND : 3.5% (a)
(Cost: $2,599,355)
United States : 3.5%
SPDR Gold MiniShares
Trust * * 57,100 5,292,599
MONEY MARKET FUND : 0.3%
(Cost: $454,213)
Invesco Treasury Portfolio -
Institutional Class 3.64%(b) 454,213 454,213
Underline
Total Investments Before Collateral for
Securities Loaned: 100.1%
(Cost: $57,373,667) 151,724,461
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.2%
Money Market Fund: 2.2%
(Cost: $3,389,893)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(b) 3,389,893 3,389,893
Total Investments: 102.3%
(Cost: $60,763,560) 155,114,354
Liabilities in excess of other assets: (2.3)% (3,504,390)
NET ASSETS: 100.0% $ 151,609,964

VANECK VIP GLOBAL GOLD FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
AUD Australia Dollar
CAD Canadian Dollar
USD United States Dollar
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the fund's webpage.
(b) The rate shown is the 7-day yield as of 03/31/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $12,574,884.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
ø Restricted Security – the aggregate value of restricted securities is $1,820,799, or 1.2% of net assets
Restricted securities held by the Fund as of March 31, 2026 are as follows:
Security
Acquisition
Date
Number of
Shares
Acquisition
Cost Value
% of
Net Assets
Belo Sun Mining Corp. 02/23/2026 1,403,247 $ 440,371 $ 1,047,306 0.7%
Liberty Gold Corp.
 *
05/17/2024 518,048 0 249,810 0.2%
Osisko Development Corp.
 *
07/31/2025 88,500 30,947 106,305 0.1%
Tectonic Metals, Inc. 02/11/2026 79,000 125,134 125,803 0.1%
West Point Gold Corp.
 *
06/11/2025 322,250 43,259 195,056 0.1%
West Point Gold Corp. 01/26/2026 111,076 89,110 96,519 0.0%
$ 728,821 $ 1,820,799 1.2%
* Warrants
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 145,426,478
Australia $ 9,881,575 $ 7,886,930 $ — $ 17,768,505
Brazil 7,526,917 — — 7,526,917
Burkina Faso 1,635,458 — — 1,635,458
Canada 91,404,979 1,461,658 222,322 93,088,959
Ivory Coast 5,027,456 — — 5,027,456
Netherlands 474,595 — — 474,595
South Africa 4,449,200 — — 4,449,200
United States 15,455,388 — — 15,455,388
Warrants
 *
— — 551,171 551,171
Exchange Traded Fund 5,292,599 — — 5,292,599
Money Market Funds 3,844,106 — — 3,844,106
Total Investments $ 144,992,273 $ 9,348,588 $ 773,493 $ 155,114,354
*
See Schedule of Investments for geographic regions.